Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Net book value of intangible assets	$ 1,108	$ 531	$ 407	$ 424
Provision for impairment of intangible assets	(40)	(40)	(40)
Total	$ 1,068	$ 491	$ 367